UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Argentina (1.0%)
Banks
Banco Macro SA ADR	14,490	$1,134
Grupo Financiero Galicia SA ADR	36,209	1,126
		2,260
Austria (1.4%)
Banks
Erste Group Bank AG (a)	86,832	2,572

Insurance
Vienna Insurance Group AG Wiener Versicherung Gruppe	40,793	828
		3,400
Brazil (7.3%)
Banks
Banco Bradesco SA (Preference)	358,954	3,275
Itau Unibanco Holding SA (Preference)	291,401	3,183
		6,458
Food & Staples Retailing
Raia Drogasil SA	120,809	2,462

Food Products
BRF SA	187,644	3,192

Internet Software & Services
MercadoLibre, Inc.	15,502	2,867

Multi-line Retail
Lojas Renner SA	153,845	1,158

Oil, Gas & Consumable Fuels
Ultrapar Participacoes SA	62,260	1,360
		17,497
Chile (0.6%)
Multi-line Retail
SACI Falabella	181,969	1,334

China (18.0%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	204,800	334

Banks
Bank of China Ltd. H Shares (b)	6,507,000	3,001
China Construction Bank Corp. H Shares (b)	5,907,810	4,409
		7,410
Construction & Engineering
China Machinery Engineering Corp. H Shares (b)	603,000	355

Diversified Consumer Services
New Oriental Education & Technology Group, Inc. ADR (a)	16,113	747
TAL Education Group ADR (a)(c)	13,357	946
		1,693
Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (b)	844,000	1,027

Food Products
China Mengniu Dairy Co., Ltd. (b)	419,000	785

Hotels, Restaurants & Leisure
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (b)	850,000	264
Yum! Brands, Inc.	15,660	1,422
		1,686
Independent Power and Renewable Electricity Producer
Huadian Power International Corp., Ltd. H Shares (b)	862,000	389

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (b)	504,000	1,873

Internet & Direct Marketing Retail
JD.com, Inc. ADR (a)(c)	53,884	1,406

Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)(c)	35,378	3,743
NetEase, Inc. ADR	3,610	869
Tencent Holdings Ltd. (b)	408,000	11,305
		15,917
Machinery
CRCC High-Tech Equipment Corp., Ltd. H Shares (b)	968,000	454

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (b)	850,000	853

Real Estate Management & Development
China Overseas Land & Investment Ltd. (b)	392,000	1,343

Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (b)	203,000	1,419

Transportation Infrastructure
Shenzhen International Holdings Ltd. (b)	416,500	694

Wireless Telecommunication Services
China Mobile Ltd. (b)	436,500	5,359
		42,997
Colombia (0.7%)
Construction Materials
Cemex Latam Holdings SA (a)	142,066	540

Diversified Financial Services
Grupo de Inversiones Suramericana SA	45,700	596

Grupo de Inversiones Suramericana SA (Preference)	41,643	539
		1,135
		1,675
Czech Republic (0.9%)
Banks
Komercni Banka AS	58,650	2,033

Egypt (0.5%)
Banks
Commercial International Bank Egypt SAE	210,815	1,133

Germany (0.5%)
Textiles, Apparel & Luxury Goods
Adidas AG	6,947	1,206

Hong Kong (2.7%)
Insurance
AIA Group Ltd.	443,600	2,972

Textiles, Apparel & Luxury Goods
Samsonite International SA	1,080,300	3,473
		6,445
India (10.0%)
Automobiles
Maruti Suzuki India Ltd.	22,759	1,879

Banks
HDFC Bank Ltd.	79,475	1,767
IndusInd Bank Ltd.	133,103	2,404
		4,171
Construction & Engineering
Larsen & Toubro Ltd.	104,027	2,248

Construction Materials
Shree Cement Ltd.	10,833	2,781

Consumer Finance
Bharat Financial Inclusion Ltd. (a)	91,092	1,211
Shriram Transport Finance Co., Ltd.	142,037	2,487
		3,698
Machinery
Ashok Leyland Ltd.	2,017,597	2,424

Media
Zee Entertainment Enterprises Ltd.	244,697	2,013

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	250,958	2,314

Personal Products
Marico Ltd.	394,818	1,636

Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	52,666	732
		23,896
Indonesia (4.5%)
Automobiles
Astra International Tbk PT	1,289,800	820

Banks
Bank Mandiri Persero Tbk PT	1,798,500	1,550
Bank Negara Indonesia Persero Tbk PT	2,526,700	1,080
		2,630
Construction Materials
Semen Indonesia Persero Tbk PT	1,295,900	1,007

Diversified Telecommunication Services
Link Net Tbk PT	2,565,000	856
Telekomunikasi Indonesia Persero Tbk PT	4,105,800	1,360
		2,216
Media
Surya Citra Media Tbk PT	2,697,000	582

Multi-line Retail
Matahari Department Store Tbk PT	560,300	795

Oil, Gas & Consumable Fuels
United Tractors Tbk PT	161,500	219

Real Estate Management & Development
Bumi Serpong Damai Tbk PT	7,362,100	1,252

Transportation Infrastructure
Jasa Marga Persero Tbk PT	720,900	255

Wireless Telecommunication Services
XL Axiata Tbk PT (a)	4,710,250	977
		10,753
Korea, Republic of (12.2%)
Aerospace & Defense
Hanwha Techwin Co., Ltd.	19,217	1,111
Korea Aerospace Industries Ltd.	21,928	1,522
		2,633
Auto Components
Hyundai Wia Corp.	7,315	578
Mando Corp.	4,085	920
		1,498
Biotechnology
Hugel, Inc. (a)	3,298	1,277

Construction & Engineering
Hyundai Development Co-Engineering & Construction	41,592	1,943

Electric Utilities
Korea Electric Power Corp.	27,735	1,358

Food Products
CJ CheilJedang Corp.	2,321	766

Household Durables
Coway Co., Ltd.	16,081	1,392

Industrial Conglomerates
CJ Corp.	4,602	780
SK Holdings Co., Ltd.	8,412	1,622
		2,402
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	240	61

Internet Software & Services
NAVER Corp.	3,226	2,590

Media
Innocean Worldwide, Inc.	11,448	762

Personal Products
Amorepacific Corp.	5,478	1,937
Cosmax, Inc.	5,054	697
		2,634
Software
Nexon Co., Ltd.	85,700	1,339

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	4,157	6,059
Samsung Electronics Co., Ltd. (Preference)	2,127	2,511
		8,570
		29,225
Mexico (5.9%)
Banks
Grupo Financiero Banorte SAB de CV Series O	581,782	3,054
Grupo Financiero Santander Mexico SAB de CV ADR	121,254	1,067
		4,121
Beverages
Fomento Economico Mexicano SAB de CV ADR	42,792	3,938

Chemicals
Mexichem SAB de CV	511,915	1,144

Construction Materials
Cemex SAB de CV ADR (a)	353,659	2,808

Hotels, Restaurants & Leisure
Alsea SAB de CV	280,445	949

Industrial Conglomerates
Alfa SAB de CV	666,813	1,039
		13,999

Pakistan (1.2%)
Banks
United Bank Ltd.	849,400	1,623

Construction Materials
Lucky Cement Ltd.	205,900	1,337
		2,960
Panama (0.6%)
Airlines
Copa Holdings SA, Class A	15,714	1,382

Peru (2.1%)
Banks
Credicorp Ltd.	23,624	3,596

Metals & Mining
Cia de Minas Buenaventura SA ADR (a)	109,656	1,518
		5,114
Philippines (3.7%)
Banks
BDO Unibank, Inc.	385,290	874
Metropolitan Bank & Trust Co.	1,056,368	1,860
		2,734
Diversified Financial Services
Ayala Corp.	55,110	975
Metro Pacific Investments Corp.	8,635,000	1,265
		2,240
Industrial Conglomerates
DMCI Holdings, Inc.	3,605,300	899
LT Group, Inc.	742,800	235
SM Investments Corp.	130,683	1,822
		2,956
Transportation Infrastructure
International Container Terminal Services, Inc.	572,150	914
		8,844
Poland (3.4%)
Banks
Bank Pekao SA	33,268	1,081
Bank Zachodni WBK SA	13,071	1,067
mBank SA (a)	805	72
Powszechna Kasa Oszczednosci Bank Polski SA	93,691	642
		2,862
Food & Staples Retailing
Eurocash SA	84,939	946
Jeronimo Martins SGPS SA	120,630	2,092
		3,038

Textiles, Apparel & Luxury Goods
CCC SA	32,803	1,523
LPP SA	662	682
		2,205
		8,105
Russia (2.1%)
Food & Staples Retailing
X5 Retail Group N.V. GDR (a)	35,489	1,028

Internet Software & Services
Mail.ru Group Ltd. GDR (a)	70,574	1,237
Yandex N.V., Class A (a)	67,041	1,411
		2,648
Metals & Mining
MMC Norilsk Nickel PJSC ADR	77,028	1,231
		4,907
South Africa (6.2%)
Food & Staples Retailing
Clicks Group Ltd.	115,308	1,069

Food Products
AVI Ltd.	94,327	646

Household Durables
Steinhoff International Holdings N.V. H Shares	447,472	2,568

Media
Naspers Ltd., Class N	27,838	4,825

Oil, Gas & Consumable Fuels
Sasol Ltd.	62,944	1,722

Paper & Forest Products
Mondi PLC	96,084	2,024

Wireless Telecommunication Services
Vodacom Group Ltd.	168,526	1,895
		14,749
Taiwan (9.1%)
Banks
E.Sun Financial Holding Co., Ltd.	1,351,900	770

Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	243,758	1,306
Hon Hai Precision Industry Co., Ltd.	680,405	1,723
Largan Precision Co., Ltd.	9,000	1,093
		4,122
Food & Staples Retailing
President Chain Store Corp.	70,000	558

Food Products
Uni-President Enterprises Corp.	942,070	1,775

Internet Software & Services
PChome Online, Inc.	68,123	805

Metals & Mining
Yeong Guan Energy Technology Group Co., Ltd.	95,000	522

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	1,344,000	1,613
Taiwan Semiconductor Manufacturing Co., Ltd.	1,146,455	6,724
		8,337
Tech Hardware, Storage & Peripherals
Catcher Technology Co., Ltd.	190,000	1,552
Pegatron Corp.	520,000	1,347
		2,899
Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	82,758	992

Wireless Telecommunication Services
Taiwan Mobile Co., Ltd.	249,000	897
		21,677
Thailand (2.7%)
Banks
Kasikornbank PCL NVDR	245,300	1,335

Construction & Engineering
Sino-Thai Engineering & Construction PCL (Foreign)	1,511,000	1,034

Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	1,129,020	1,277

Professional Services
DKSH Holding AG	22,076	1,622

Real Estate Management & Development
Central Pattana PCL (Foreign)	738,100	1,246
		6,514
Turkey (1.1%)
Food Products
Ulker Biskuvi Sanayi AS	163,393	1,167

Household Durables
Arcelik AS	214,703	1,514
		2,681
United States (0.5%)
Household Durables
Nien Made Enterprise Co., Ltd.	97,000	1,257
Total Common Stocks (Cost $191,196)		236,043

Short-Term Investments (2.3%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,390)	2,389,630	2,390
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $3,103)	3,102,861	3,103
Total Short-Term Investments (Cost $5,493)		5,493
Total Investments (101.2%) (Cost $196,689) Including $5,904 of Securities Loaned (e)(f)(g)(h)		241,536
Liabilities in Excess of Other Assets (-1.2%)		(2,757)
Net Assets (100.0%)		$238,779

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $5,904,000 and $6,008,000, respectively. The Fund received cash collateral of approximately $2,390,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,618,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(f)

The approximate fair value and percentage of net assets, $173,918,000 and 72.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $56,029,000 and the aggregate gross unrealized depreciation is approximately $11,182,000 resulting in net unrealized appreciation of approximately $44,847,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
PJSC	Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
UBS AG	EUR	4,341	$4,858	10/20/16	$(22)

EUR   —   Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	70.5%
Banks	19.1
Internet Software & Services	10.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $22,000.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2016 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$2,633	$—	$2,633
Airlines	1,382	—	—	1,382
Auto Components	—	1,498	—	1,498
Automobiles	—	3,033	—	3,033
Banks	19,007	26,701	—	45,708
Beverages	3,938	—	—	3,938
Biotechnology	—	1,277	—	1,277
Chemicals	1,144	—	—	1,144
Construction & Engineering	—	5,580	—	5,580
Construction Materials	3,348	5,125	—	8,473
Consumer Finance	—	3,698	—	3,698
Diversified Consumer Services	1,693	—	—	1,693
Diversified Financial Services	1,135	2,240	—	3,375
Diversified Telecommunication Services	—	3,243	—	3,243
Electric Utilities	—	1,358	—	1,358
Electronic Equipment, Instruments & Components	—	4,122	—	4,122
Food & Staples Retailing	4,554	3,601	—	8,155
Food Products	3,192	5,139	—	8,331
Hotels, Restaurants & Leisure	2,371	1,541	—	3,912
Household Durables	—	6,731	—	6,731
Independent Power and Renewable Electricity Producers	—	389	—	389
Industrial Conglomerates	1,039	5,358	—	6,397
Insurance	828	4,906	—	5,734
Internet & Direct Marketing Retail	1,406	—	—	1,406
Internet Software & Services	8,890	15,937	—	24,827
Machinery	—	2,878	—	2,878
Media	—	8,182	—	8,182
Metals & Mining	1,518	1,753	—	3,271
Multi-line Retail	2,492	795	—	3,287
Oil, Gas & Consumable Fuels	1,360	4,255	—	5,615
Paper & Forest Products	—	2,024	—	2,024
Personal Products	—	4,270	—	4,270
Pharmaceuticals	—	1,585	—	1,585
Professional Services	1,622	—	—	1,622
Real Estate Management & Development	—	3,841	—	3,841
Semiconductors & Semiconductor Equipment	—	8,337	—	8,337
Software	—	1,339	—	1,339
Tech Hardware, Storage & Peripherals	—	11,469	—	11,469
Textiles, Apparel & Luxury Goods	1,206	8,089	—	9,295
Transportation Infrastructure	—	1,863	—	1,863
Wireless Telecommunication Services	—	9,128	—	9,128
Total Common Stocks	62,125	173,918	—	236,043
Short-Term Investments
Investment Company	5,493	—	—	5,493
Total Assets	67,618	173,918	—	241,536
Liabilities:
Foreign Currency Forward Exchange Contract	—	(22)	—	(22)
Total	$67,618	$173,896	$—	$241,514

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, securities with a total value of approximately $3,022,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at September 30, 2016. As of September 30, 2016, securities with a total value of approximately $23,594,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at September 30, 2016. At September 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$718
Purchases	—
Sales	(453)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(31)
Realized gains (losses)	(234)
Ending Balance	$—

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2016